Income Taxes - Schedule of Deferred Income Taxes (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Deferred tax assets:
Net operating loss carryforward	$ 11,322	$ 10,379
Deferred revenue	39,153	34,834
Property, plant, and equipment	908	921
Accrued expenses	141,524	131,524
Bad debt allowance	36	39
Amortization and impairment	5,218	5,406
Other, net	29,885	32,259
Total deferred tax assets	228,046	215,362
Valuation allowance for deferred tax assets	(11,817)	(11,301)
Net deferred tax assets	216,229	204,061
Deferred tax liabilities:
Property, plant, and equipment	(2,203)	(1,901)
Other, net	(312)	(261)
Total deferred tax liabilities	(2,515)	(2,162)
Net deferred tax assets	213,714	201,899
Net deferred tax assets alternative
Domestic	18,338	12,721
Foreign	195,376	189,178
Net deferred tax assets	$ 213,714	$ 201,899